Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill [abstract]
Opening balance	€ 27,596	€ 27,644
Impairment of goodwill	(3,702)		€ (54)
Closing balance	24,192	27,596	27,644
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	33,273	33,579	32,949
Acquisitions	266	26	520
Disposals	(4)		(4)
Translation adjustment	91	(331)	111
Reclassifications and other items			3
Closing balance	33,626	33,273	33,579
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(5,678)	(5,935)	(5,775)
Impairment of goodwill	(3,702)		(54)
Disposals	0		4
Translation adjustment	(55)	257	(110)
Closing balance	€ (9,435)	€ (5,678)	€ (5,935)